Note 13 - Interest and Finance Costs	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Interest and Finance Costs [Text Block]
13.	Interest and Finance Costs:

The amounts in the accompanying consolidated statements of comprehensive loss are analyzed as follows:

Interest and Finance Costs	Year Ended December 31,
	2017	2018	2019
Interest on debt (including $138, $874 and $928, respectively, to related party)	5,724	7,373	16,586
Bank charges and loan commitment fees (including $366, $179 and $20, respectively, to related party)	440	262	282
Amortization and write-off of financing fees	1,640	1,305	1,812
Amortization of debt discount	7,500	2,504	324
Non-cash debt conversion expenses	842	-	-
Total	16,146	11,444	19,004
Less interest capitalized	(353)	(1,782)	(927)
Total	15,793	9,662	18,077